UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	April 14, 2003

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE CAP MGMT HLDG UNIT LT COM              01855A101      432    15000 SH       SOLE                    15000
AMERICAN EXPRESS CO            COM              025816109      665    20000 SH       SOLE                    20000
CHECKFREE CORP NEW             COM              162813109     2248   100000 SH       SOLE                   100000
COLGATE PALMOLIVE CO COM       COM              194162103      817    15000 SH       SOLE                    15000
DOW CHEMICAL CORP              COM              260543103      552    20000 SH       SOLE                    20000
EXXON MOBIL CORP               COM              30231g102      874    25000 SH       SOLE                    25000
J P MORGAN CHASE & CO COM      COM              46625H100      593    25000 SH       SOLE                    25000
KLA-TENCOR CORP COM            COM              482480100      359    10000 SH       SOLE                    10000
LABORATORY AMER HLDGS COM NEW  COM              50540R409      296    10000 SH       SOLE                    10000
MILESTONE SCIENTIFIC COM       COM              59935P100      100   555000 SH       SOLE                   555000
PFIZER INC                     COM              717081103      779    25000 SH       SOLE                    25000
PITNEY BOWES INC COM           COM              724479100      319    10000 SH       SOLE                    10000
SOUTHTRUST CORP COM            COM              844730101      766    30000 SH       SOLE                    30000
SUN MICROSYSTEMS INC           COM              866810104      228    70000 SH       SOLE                    70000
WALGREEN CO                    COM              931422109      737    25000 SH       SOLE                    25000